CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Sep. 30, 2012 CNY	Sep. 30, 2011 CNY	Sep. 30, 2014 Parent Company [Member] USD ($)	Sep. 30, 2014 Parent Company [Member] CNY	Sep. 30, 2013 Parent Company [Member] USD ($)	Sep. 30, 2013 Parent Company [Member] CNY	Sep. 30, 2012 Parent Company [Member] CNY	Sep. 30, 2011 Parent Company [Member] CNY
Current assets
Cash and cash equivalents	$ 7,520	46,268	$ 21,451	131,978	152,789	129,942	$ 109	671	$ 704	4,332	1,991	1,099
Other receivables							0	3		3
Due from inter-companies	439	2,698		3,400			20,090	123,601		125,319
Total current assets	101,577	624,951		684,542			20,199	124,275		129,654
Investment in unconsolidated subsidiaries							23,649	145,500		189,216
Total assets	173,080	1,064,870		1,158,072			43,848	269,775		318,870
Current liabilities
Due to related parties	1,903	11,711		1,530			236	1,459		1,460
Other payables and accrued expenses	11,045	67,953		53,783			2	14		13
Income tax payable	0	0		39,060			0	0		39,059
Total current liabilities	114,524	704,611		751,978			238	1,473		40,532
Long-term loan	5,042	31,023		64,819			2,000	12,305		12,296
Total liabilities	122,760	755,283		837,827			2,238	13,778		52,828
Total stockholders' equity	50,320	309,587		320,245	313,432	285,811	41,610	255,997		266,042
Total liabilities and equity	$ 173,080	1,064,870		1,158,072			$ 43,848	269,775		318,870